ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Disclosure of detailed information about business combination

Acquisition Summary		$000’s
Pre-acquisition cash advances to Adelia		912
Share consideration		19,549
Contingent consideration		4,257
Fair value of purchase consideration		24,718
Less:	Cash at closing	(65)
Plus:	Total debt assumed	111
Enterprise value		24,764

Allocation of purchase price:
Current assets	43
Net Equipment	480
Patents	1,606
Liabilities assumed	(735)
Goodwill	23,370
Total allocation of purchase price	24,764
The following revenue and net income (loss) attributable subsequent to the Adelia Transaction are included in the Company’s consolidated financial statements for the year ended March 31, 2021:

$000’s
Revenue	—
Net loss	(1,876)

Had the acquisition occurred on April 1, 2020, the Company estimates that it would have reported the following consolidated revenue and net loss for the year ended March 31, 2021:

$000’s
Revenue	—
Net loss	(3,191)